Report Of The Directors Financial Review Risk Report - Sources of funding and uses (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Funding Sources And Funding Uses [Line Items]
Equity and liabilities	$ 2,984,164	$ 2,715,152
Total assets	2,984,164	2,715,152	$ 2,558,124
Loans and advances to customers at amortised cost
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	1,037,987	1,036,743
Loans and advances to banks at amortised cost
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	81,616	69,203
– reverse repurchase agreements – non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	230,628	240,862
Prepayments, accrued income and other assets
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	76,859	63,891
Prepayments, accrued income and other assets | Cash collateral, margin and settlement accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	76,859	63,891
Assets held for sale
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	299	123
Trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	231,990	254,271
Trading | Reverse repos
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	13,990	13,659
Trading | Stock borrowing
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	8,286	7,691
Trading | Other trading assets
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	209,714	232,921
Financial investments
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	490,693	443,312
Cash and balances at central banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	304,481	154,099
Other Balance Sheet Assets
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	529,611	452,648
Customer accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	1,642,780	1,439,115
Deposits by banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	82,080	59,022
Repurchase agreements, non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	111,901	140,344
Debt securities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	95,492	104,555
Accruals, deferred income and other liabilities | Cash collateral, margin and settlement accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	78,565	71,002
Subordinated liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	21,951	24,600
Financial liabilities designated at fair value
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	157,439	164,466
Liabilities under insurance contracts
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	107,191	97,439
Trading liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	75,266	83,170
Trading liabilities | Reverse repurchase agreements – non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	11,728	558
Trading liabilities | Stock lending
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	4,597	9,702
Trading liabilities | Other trading liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	58,941	72,910
Equity
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	204,995	192,668
Other balance sheet liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	$ 406,504	$ 338,771